Expense Example - Janus Henderson U.S. Equity Enhanced Income ETF - Janus Henderson U.S. Equity Enhanced Income ETF Shares	Mar. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	$ 176